THE ADVISORS' INNER CIRCLE FUND

                 CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
                     CORNERSTONE ADVISORS REAL ASSETS FUND
                                 (THE "FUNDS")

                       SUPPLEMENT DATED DECEMBER 29, 2017
                 TO THE FUNDS' PROSPECTUS, DATED MARCH 1, 2017,
AS SUPPLEMENTED JULY 5, 2017, JULY 27, 2017 AND AUGUST 7, 2017 (THE
                                 "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

ON JANUARY 1, 2018 (THE "EFFECTIVE DATE"), THE FUNDS' ADDITIONAL INDEXES BLENDING THE RETURNS OF THE MSCI ACWI INDEX ("MSCI ACWI") AND THE RETURNS OF THE BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX ("BARCLAYS INDEX") WILL CHANGE AS
FOLLOWS:

-------------------------------------------------------------------------------------------------
             FUND                 CURRENT ADDITIONAL INDEX          NEW ADDITIONAL INDEX
-------------------------------------------------------------------------------------------------
Cornerstone Advisors Public      60% MSCI ACWI/40% Barclays      60% Barclays Index/40% MSCI
Alternatives Fund                Index Blend                     ACWI Blend
-------------------------------------------------------------------------------------------------
Cornerstone Advisors Real        60% MSCI ACWI/40% Barclays      50% MSCI ACWI/50% Barclays
Assets Fund                      Index Blend                     Index Blend
-------------------------------------------------------------------------------------------------

Accordingly, as of the Effective Date, the Prospectus is hereby amended and supplemented as follows:

1. The table in the Cornerstone Advisors Public Alternatives Fund's performance section is hereby deleted and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2016

                                                                 SINCE INCEPTION
          PUBLIC ALTERNATIVES FUND                    1 YEAR        (8/30/12)
--------------------------------------------------------------------------------
FUND RETURN BEFORE TAXES                               0.55%          3.02%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS              (0.33)%         1.60%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS
AND SALE OF FUND SHARES                                0.51%          1.77%
BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX
("BARCLAYS") (REFLECTS NO DEDUCTION FOR FEES,
EXPENSES OR TAXES)                                     2.65%          1.75%
MSCI ACWI INDEX ("MSCI ACWI") (REFLECTS
NO DEDUCTION FOR FEES, EXPENSES OR TAXES)              7.86%          8.72%
60% BARCLAYS INDEX/40% MSCI ACWI BLEND
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR
TAXES)(1)                                              4.87%          4.63%
60% MSCI ACWI/40% BARCLAYS INDEX BLEND
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR
TAXES)(1)                                              5.92%          6.02%
HFRX ABSOLUTE RETURN INDEX (REFLECTS NO
DEDUCTION FOR FEES, EXPENSES OR TAXES)                 0.31%          1.89%
HFRX MACRO/CTA INDEX (REFLECTS NO DEDUCTION
FOR FEES, EXPENSES OR TAXES)                          (2.93)%        (0.46)%
60% HFRX ABSOLUTE RETURN INDEX/40% HFRX
MACRO INDEX/CTA INDEX BLEND (REFLECTS NO
DEDUCTION FOR FEES, EXPENSES OR TAXES)                (0.99)%         0.96%

(1) On January 1, 2018, the 60% Barclays Index/40% MSCI ACWI Blend replaced the 60% MSCI ACWI/40% Barclays Index Blend as an additional index of the Fund, because the 60% Barclays Index/40% MSCI ACWI Blend better reflects the investment strategies of the Fund.

2. The table in the Cornerstone Advisors Real Assets Fund's performance section is hereby deleted and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2016

                                                                 SINCE INCEPTION
REAL ASSETS FUND                                      1 YEAR        (8/30/12)
--------------------------------------------------------------------------------
FUND RETURN BEFORE TAXES                              14.44%         (2.83)%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS              13.59%         (3.44)%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND
SALE OF FUND SHARES                                    8.16%         (2.51)%
MSCI ACWI INDEX ("MSCI ACWI") (REFLECTS
NO DEDUCTION FOR FEES, EXPENSES OR TAXES)              7.86%          8.72%
BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX
("BARCLAYS") (REFLECTS NO DEDUCTION FOR FEES,
EXPENSES OR TAXES)                                     2.65%          1.75%
50% MSCI ACWI/50% BARCLAYS INDEX BLEND
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR
TAXES)(1)                                              5.40%          5.33%
60% MSCI ACWI/40% BARCLAYS INDEX BLEND
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR
TAXES)(1)                                              5.92%          6.02%
BLOOMBERG COMMODITY INDEX (REFLECTS NO
DEDUCTION FOR FEES, EXPENSES OR TAXES)                11.77%        (10.88)%
BLOOMBERG BARCLAYS US TIPS INDEX (REFLECTS NO
DEDUCTION FOR FEES, EXPENSES OR TAXES)                 4.68%         (0.17)%
ALERIAN MLP INDEX (REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES)                              18.31%          1.28%
ONE-THIRD BLOOMBERG COMMODITY INDEX/ONE-
THIRD BARCLAYS US TIPS INDEX/ONE-THIRD
ALERIAN MLP INDEX (REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES)                              11.90%         (2.99)%

(1) On January 1, 2018, the 50% MSCI ACWI/50% Barclays Index Blend replaced the 60% MSCI ACWI/40% Barclays Index Blend as an additional index of the Fund, because the 50% MSCI ACWI/50% Barclays Index Blend better reflects the investment strategies of the Fund.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.